Revenue recognition	12 Months Ended
Dec. 31, 2019
Revenue recognition
Revenue recognition

7. Revenue recognition

Management has determined that the Group’s reported geographic areas depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. The Group’s primary customer base consists of companies that operate on a country specific or a regional basis. Although the Group’s technology cycle is similar around the world, different countries and regions are inherently in a different stage of that cycle, often influenced by macroeconomic conditions specific to those countries and regions.

Each reportable segment, as described in Note 5, Segment Information, consists of customers that operate in all geographic areas. No reportable segment has a specific revenue concentration in any geographic area other than Nokia Technologies, which is included within Europe.

Net sales to external customers by region(1)

EURm	2019	2018	2017
Asia-Pacific	4 556	4 081	4 228
Europe	6 620	6 489	6 833
Greater China	1 843	2 165	2 516
Latin America	1 472	1 380	1 279
Middle East & Africa	1 876	1 874	1 907
North America	6 948	6 574	6 384
Total	23 315	22 563	23 147

(1)   Net sales to external customers by region are based on the location of customer.

Contract assets and contract liabilities

Contract asset balances decrease upon reclassification to trade receivables when the Group’s right to payment becomes unconditional. Contract liability balances decrease when the Group satisfies the related performance obligations and revenue is recognized. There were no material cumulative adjustments to revenue recognized arising from changes in transaction prices, changes in measures of progress or changes in estimated variable consideration.

During the year, the Group recognized EUR 1.9 billion (EUR 1.7 billion in 2018) of revenue that was included in the current contract liability balance at the beginning of the period.

Order backlog

As of December 31, 2019, the aggregate amount of the transaction price allocated to partially or wholly unsatisfied performance obligations arising from fixed contractual commitments amounted to EUR 18.8 billion (EUR 21.1 billion in 2018). Management has estimated that these unsatisfied performance obligations will be recognized as revenue as follows:

	2019	2018
Within 1 year	69%	59%
2-3 years	27%	34%
More than 3 years	4%	7%
Total	100%	100%

The estimated timing of the satisfaction of these performance obligations is subject to change owing to factors beyond the Group’s control such as customer and network demand, market conditions and, in some cases, restrictions imposed by the weather or other factors impacting project logistics. Revenue recognized in the reporting period from performance obligations satisfied (or partially satisfied) in previous periods (for example, due to changes in transaction price) was not material.

Completed Contracts

In April 2014, the Group entered into an agreement to license certain technology patents and patent applications owned by the Group on the effective date of that agreement, on a non-exclusive basis, to a licensee, for a period of 10 years (the “License Agreement”). Contemporaneously and under the terms of the License Agreement, the Group issued to the licensee an option to extend the technology patent license for the remaining life of the licensed patents. The Group received all cash consideration due for the sale of the 10-year license and option upon closing of the License Agreement. Management has determined that, upon transition to IFRS 15, Revenue from Contracts with Customers, the License Agreement is a completed contract. As such, in accordance with the transition requirements of the standard, the Group continues to apply its prior revenue accounting policies, based on IAS 18, Revenue, and related interpretations, to the License Agreement. Under those policies, the Group is recognizing revenue over the term of the License Agreement.

As of December 31, 2019, the balance of deferred revenue related to the License Agreement of EUR 670 million (EUR 825 million in 2018), recognized in deferred revenue in the consolidated statement of financial position, is expected to be recognized as revenue through 2024.